SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	$ 1,930	$ 831
Amounts owed to related parties	391	272
Lease liabilities	1,402	1,744
Note payables	2,428	5,187
Total	6,151	8,034
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	1,930	831
Amounts owed to related parties	391	272
Lease liabilities	463	457
Note payables	2,428	5,187
Total	5,212	6,747
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Amounts owed to related parties
Lease liabilities	939	1,287
Note payables
Total	939	1,287
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade payables	1,930	831
Amounts owed to related parties	391	272
Lease liabilities	1,402	1,744
Note payables	2,428	5,187
Total	$ 6,151	$ 8,034